Related-party transactions - Assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco Santander, S.A. (Spain) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	$ 60,737	$ 69,178
Banco Santander, S.A. (Spain) | Loans and advances - Credit institutions
Related-party transactions
Other financial assets at fair value through profit or loss		13,127
Financial assets at amortised cost	11,334	3,472
Banco Santander (Chile) | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss	138
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico | Loans and advances - Customers
Related-party transactions
Other financial assets at fair value through profit or loss	1,915	2,178
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.)
Related-party transactions
Other intangible assets	4,120	3,403
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Other intangible assets	809	864
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	1,687	1,745
Santander Capital Structuring S.A. de C.V. | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	2,204	1,296
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Other intangible assets	78	78
Santander Digital Assets, S.L.
Related-party transactions
Other assets	53
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Other assets	163	153
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Other assets	1,278	1,108
Isban Brasil Sa [Member]
Related-party transactions
Other intangible assets	11	11
Other related parties [member]
Related-party transactions
Other assets	65	63
Other related parties [member] | Trading derivative assets
Related-party transactions
Financial assets at fair value through profit or loss		9
Bank's directors and senior managers | Loans and advances - Customers
Related-party transactions
Financial assets at amortised cost	$ 2,992	$ 2,430